Disposal of Elite	12 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF ELITE
4.	DISPOSAL OF ELITE

On February 9, 2019, the Company, Elite and HG Capital Group Limited entered into certain Share Purchase Agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Purchaser agreed to purchase Elite in exchange of cash purchase price of $1,750,000 (the “Consideration”). The transaction contemplated by the Purchase Agreement is hereby referred as the Disposal. On March 29, 2019, management was authorized to approve and commit to a plan to sell ELITE. On April 13, 2019, the parties completed all the share transfer registration procedure as required by the laws of British Virgin Islands and all the other closing conditions have been satisfied, as a result, the Disposal contemplated by the Purchase Agreement is completed.

In accordance with ASC 205-20-45, Elite met the criteria as a discontinued operation. As of April 13, 2019, the assets relevant to the sale of Elite with a carrying value of $54.2 million were classified as assets held, the liabilities relevant to the sale of Elite with a carrying value of $86.2 million were classified as liabilities held for sale, and the cumulative translation adjustments relevant to the sale of Elite of $4.0 million was removed from the equity component and was reported as a gain on the sale of Elite. A net gain of $37.8 million was recognized as the net gain from disposal of discontinued operation in the year ended June 30, 2019.

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2021, 2020 and 2019:

	For the Years Ended June 30,
	2021	2020	2019
Discontinued Operations:
Revenue	$-	$-	$20,115,554
Cost of revenues	-	-	(19,692,138)
Selling expenses	-	-	(1,501,110)
General and administrative expenses	-	-	(1,417,608)
Allowance for doubtful accounts and obsolescence stock	-	-	(6,721,854)
Other expenses, net	-	-	(140,264)
Income tax benefits	-	-	-
Net gain from discontinued operations	-	-	37,845,726
Net income (loss) from discontinued operations	$-	$-	$28,488,305